Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2015-4

Collection Period	07/01/17-07/31/17
Determination Date	8/9/2017
Distribution Date	8/15/2017

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-10.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$520,574,400.53
2.	Collections allocable to Principal		$19,027,812.82
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,069,232.59
5.	Pool Balance on the close of the last day of the related Collection Period		$500,477,355.12
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		39,543
7.	Initial Pool Balance		$1,050,000,018.44
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$15,162,200.23	$5,113,677.52
	c. Class A-2b Floating Rate Note Balance	$15,162,200.21	$5,113,677.51
	d. Class A-3 Note Balance	$327,000,000.00	$327,000,000.00
	e. Class A-4 Note Balance	$90,270,000.00	$90,270,000.00
	f. Class B Note Balance	$19,430,000.00	$19,430,000.00
	g. Class C Note Balance	$22,050,000.00	$22,050,000.00
	h. Class D Note Balance	$26,250,000.00	$26,250,000.00
	i. Note Balance (sum a - h)	$515,324,400.44	$495,227,355.03
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0785606	0.0264957
	c. Class A-2b Floating Rate Note Pool Factor	0.0785606	0.0264957
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.4907851	0.4716451
10.	Overcollateralization Target Amount		$5,250,000.09
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,250,000.09
12.	Weighted Average Coupon	%	7.23%
13.	Weighted Average Original Term	months	66.55
14.	Weighted Average Remaining Term	months	42.00
15.	1-Month LIBOR for the interest period ending 8/14/2017		1.22556%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 8/14/2017		1.82556%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$3,147,430.68
	b. Liquidation Proceeds allocable to Finance Charge		$711.32
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$3,148,142.00
18.	Principal:
	a. Collections allocable to Principal		$19,027,812.82
	b. Liquidation Proceeds allocable to Principal		$373,887.64
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$19,401,700.46
19.	Total Finance Charge and Principal Collections (17d + 18d)		$22,549,842.46
20.	Interest Income from Collection Account		$14,603.15
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$22,564,445.61

Available Funds
23.	Available Collections	$22,564,445.61
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$22,564,445.61
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$433,812.00
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$433,812.00
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$13,772.33
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$13,772.33
	i. Class A-2b Monthly Interest	$22,297.38
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$22,297.38
	m. Class A-3 Monthly Interest	$425,100.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$425,100.00
	m. Class A-4 Monthly Interest	$137,661.75
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$137,661.75
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$34,974.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$34,974.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$45,937.50
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$45,937.50
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$65,625.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$65,625.00

36.	Quaternary Principal Distributable Amount	$14,847,045.32
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$16,026,225.28
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,250,000.09
40.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
41.	Additional Servicing Fees, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$3,148,142.00
	b. Total Daily Deposits of Principal Collections	$19,401,700.46
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$14,603.15
	e. Total Deposits to Collection Account (sum a - d)	$22,564,445.61
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$433,812.00
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$20,842,413.37
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,288,220.24
	f. Total Withdrawals from Collection Account (sum a - e)	$22,564,445.61
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$13,772.33
	c. Class A-2b Interest Distribution	$22,297.38
	d. Class A-3 Interest Distribution	$425,100.00
	e. Class A-4 Interest Distribution	$137,661.75
	f. Class B Interest Distribution	$34,974.00
	g. Class C Interest Distribution	$45,937.50
	h. Class D Interest Distribution	$65,625.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$10,048,522.71
	k. Class A-2b Principal Distribution	$10,048,522.70
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$20,842,413.37
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$10,062,295.04
	c. Class A-2b Distribution	$10,070,820.08
	d. Class A-3 Distribution	$425,100.00
	e. Class A-4 Distribution	$137,661.75
	f. Class B Distribution	$34,974.00
	g. Class C Distribution	$45,937.50
	h. Class D Distribution	$65,625.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$20,842,413.37

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$1,288,220.24
	b. Reserve Account surplus (Ln 57)	$1,957.82
	c. Total Deposits to Certificate Payment Account (sum a - b)	$1,290,178.06
48.	Withdrawals
	a. Certificateholder Distribution	$1,290,178.06
	b. Total Withdrawals from Certificate Payment Account	$1,290,178.06
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,625,000.05	$2,625,000.05
	b. Note Balance	$495,227,355.03
50.	Required Reserve Account Amount	$2,625,000.05
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,625,000.05
52.	Investment Earnings	$1,957.82
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,626,957.87
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$1,957.82
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,625,000.05
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$433,812.00
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$20,842,413.37
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,288,220.24
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$1,957.82
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$10,062,295.04
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$10,070,820.08
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$425,100.00
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$137,661.75
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$34,974.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$45,937.50
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$65,625.00
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$1,290,178.06

Net Loss and Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	916	$12,889,460.00
	b. 61 to 90 days past due	394	$5,621,768.40
	c. 91 to 120 days past due	143	$1,794,792.98
	d. 121 or more days past due	2	$21,532.61
	e. Total Past Due (sum a - d)	1,455	$20,327,553.99
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)%		4.0616%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	89	$1,069,232.59
77.	Liquidation Proceeds (recoveries)	136	$374,598.96
78.	Net Losses (Ln 76 - Ln 77)		$694,633.63
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)%		0.1334%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	1,587	$23,727,708.87
81.	Liquidation Proceeds (recoveries)	1,320	$10,381,058.27
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$13,346,650.60
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)%		1.2711%
84.	Average Net Loss on Defaulted Receivables		$8,409.99

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,143,451,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 9, 2017.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer